Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2019	$371,424
2020	289,423
2021	228,814
2022	163,385
2023	156,457
2024 and thereafter	636,272
Total	$1,845,775